Shareholder Report	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		EA Series Trust
Entity Central Index Key		0001592900
Entity Investment Company Type		N-1A
Document Period End Date		May 31, 2026
Shareholder Report Annual or Semi-Annual		annual shareholder report
C000249041 [Member]
Shareholder Report [Line Items]
Fund Name		Draco Evolution AI ETF
Class Name		Draco Evolution AI ETF
Trading Symbol		DRAI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Draco Evolution AI ETF (the “Fund”) for the period of June 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at https://draietf.com/etf/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://draietf.com/etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number		(215) 330-4476
Additional Information Website		https://draietf.com/etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$104	0.85%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Management’s Discussion of Fund Performance
The DRAI ETF (the “Fund”) returned 44.57% for the Period. In comparison, the Solactive GBS United States 1000 Total Return Index gained 29.45%, respectively, over the same period. During the Period, the Fund used its AI-powered, multi-asset allocation process that seeks attractive risk-adjusted opportunities and rotated actively between risk-on and risk-off positions in response to changing market conditions, consistent with the Fund’s stated investment strategy and mandate.
•Monetary policy – The Federal Reserve entered the fiscal year having cut rates three times in late 2025. Tariff-driven inflation and a firm labor market led the Fed to pause further easing from January 2026 onward. The Fund kept a cash or its equivalent buffer in place through the first half of the 2026, which proved useful as rate-cut expectations were walked back by the market.
•AI-sector correction – Investor concern over the pace and return profile of AI infrastructure spending drove a sharp selloff in technology stocks beginning in Q4 2025. AI-infrastructure companies faced particular pressure as their capital commitments outpaced near-term revenue visibility. The Fund reduced its leveraged-equity exposure and shifted into Treasuries, gold, and cash before the worst of the selling, which limited its drawdown relative to the benchmark and preserved capital for redeployment as the market stabilized.
•Middle East conflict and energy markets – U.S.- Iran conflict in late February 2026 created a sharp and sustained period of market stress. Iran’s closure of the Strait of Hormuz pushed energy prices sharply higher and weighed on equities broadly for the following six weeks. The Fund reduced equity exposure and added positions in Treasuries, gold, and the U.S. dollar. The resulting energy shock also pushed inflation higher and shifted market expectations from further rate cuts to possible hikes. When a provisional ceasefire was reached in early April 2026 and markets recovered, the Fund rotated back into growth and broad-market equities. The Fund outperformed the benchmark both during the drawdown and in the subsequent recovery.
•Year-end positioning – After the ceasefire and a gradual reopening of Strait of Hormuz shipping, broader risk appetite returned. The Fund rotated back into growth and higher-beta equity themes. The Fund ended the fiscal year with a predominantly equity-oriented allocation, in line with the model’s signal.

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (7/9/2024)
Draco Evolution AI ETF - NAV	44.57%	23.00%
Solactive GBS United States 1000 Total Return Index	29.45%	19.33%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://draietf.com/etf/ for more recent performance information.

Net Assets		$ 23,523,032
Holdings Count | holding		9
Advisory Fees Paid, Amount		$ 164,752
Investment Company, Portfolio Turnover		1741.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$23,523,032	Fund Advisory Fees	$164,752
# of Portfolio Holdings	9	Portfolio Turnover Rate*	1,741%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

INVESTMENT WEIGHTING (as a % of Net Assets)
Fixed Income ETFs	41.1%
Leveraged Equity ETFs	39.2%
Cash and Cash Equivalents	19.7%

TOP HOLDINGS (as a % of Net Assets)
ProShares UltraPro QQQ	17.0%
Direxion Daily S&P 500 Bull 3X ETF	16.8%
iShares 7-10 Year Treasury Bond ETF	13.7%
Vanguard Total Bond Market ETF	13.7%
iShares iBoxx USD High Yield Corporate Bond ETF	13.7%
ProShares UltraPro Dow30	1.9%
Direxion Daily Small Cap Bull 3X ETF	1.8%
Direxion Daily Semiconductor Bull 3X ETF	1.8%